Condensed Consolidated Balance Sheets (unaudited) (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized	100	100
Common stock, issued	100	100
Common stock, outstanding	100	100